SEGMENT INFORMATION	12 Months Ended
Oct. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Description of Segments. We are a global leader in life sciences, diagnostics and applied chemical markets, providing application focused solutions that include instruments, software, services and consumables for the entire laboratory workflow.
In the first quarter of fiscal year 2024, we announced a change in our operating segments to move our cell analysis business from our life sciences and applied markets segment to our diagnostics and genomics operating segment in order to further strengthen growth opportunities for both organizations. All historical financial segment information has been recast to conform to this new presentation. There was no change to our Agilent CrossLab business segment.
Following this reorganization, we continue to have three business segments comprised of life sciences and applied markets, diagnostics and genomics and Agilent CrossLab, each of which comprises a reportable segment. The three operating segments were determined based primarily on how the chief operating decision maker views and evaluates our operations. Operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and to assess its performance. Other factors, including market separation and customer specific applications, go-to-market channels, products and services and manufacturing are considered in determining the formation of these operating segments.
A description of our three reportable segments is as follows:

Our life sciences and applied markets business provides application-focused solutions that include instruments, consumables and software that enable customers to identify, quantify and analyze the physical and biological properties of substances and products, as well as enable customers in the clinical and life sciences research areas to interrogate samples at the molecular and cellular level. Key product categories include: liquid chromatography ("LC") systems and components; liquid chromatography mass spectrometry ("LCMS") systems; gas chromatography ("GC") systems and components; gas chromatography mass spectrometry ("GCMS") systems; inductively coupled plasma mass spectrometry ("ICP-MS") instruments; atomic absorption ("AA") instruments; microwave plasma-atomic emission spectrometry ("MP-AES") instruments; inductively coupled plasma optical emission spectrometry ("ICP-OES") instruments; raman spectroscopy; laboratory software for sample tracking; information management and analytics; laboratory automation and robotic systems; dissolution testing; vacuum pumps and measurement technologies. Our consumables portfolio is designed to improve customer outcomes. Most of the portfolio is vendor neutral, meaning Agilent can serve and supply customers regardless of their instrument purchase choices. Solutions range from chemistries to supplies. Key product categories in consumables include GC and LC columns, sample preparation products, custom chemistries, and a large selection of laboratory instrument supplies.

Our diagnostics and genomics business is comprised of seven areas of activity providing active pharmaceutical ingredients ("APIs") for oligo-based therapeutics as well as solutions that include reagents, instruments, software and consumables, which enable customers in the clinical and life sciences research areas to interrogate samples at the cellular and molecular level. First, our cell analysis business includes instruments, reagents, software, and labware associated with unique live-cell analysis platforms in addition to mainstream flow cytometers, plate-readers, and plate washers/dispensers which are used across a broad range of applications. Second, our nucleic acid solutions business is a contract and development manufacturing organization that provides services related to and the production of synthesized oligonucleotides under pharmaceutical good manufacturing practices ("GMP") conditions for use as API in a class of drugs that utilize nucleic acid molecules for disease therapy. Third, our pathology solutions business is focused on product offerings for cancer diagnostics and anatomic pathology workflows. The broad portfolio of offerings includes immunohistochemistry ("IHC"), in situ hybridization ("ISH"), hematoxylin and eosin ("H&E") staining and special staining. Fourth, we also collaborate with a number of major pharmaceutical companies to develop new potential tissue pharmacodiagnostics, also known as companion diagnostics, which may be used to identify patients most likely to benefit from a specific targeted therapy. Fifth, the reagent partnership business provides clinical flow cytometry reagents for routine cancer diagnostics. This business also provides bulk antibodies as raw materials and associated assay development services to IVD manufacturers, biotechnology and pharmaceutical companies. Sixth, our genomics business includes arrays and next generation sequencing ("NGS"). This business also includes solutions that enable clinical labs to identify DNA variants associated with genetic disease and help direct cancer therapy. Finally, our biomolecular analysis business provides complete workflow solutions, including instruments, consumables and software, for quality control analysis of nucleic acid samples. Samples are analyzed using quantitative and qualitative techniques to ensure accuracy in further genomics analysis techniques including NGS, utilized in clinical and life science research applications

The Agilent CrossLab business spans the entire lab with its extensive services portfolio, which is designed to improve customer outcomes. The majority of the portfolio is vendor neutral, meaning we can serve and supply customers regardless of their instrument purchase choices. The services portfolio include repairs, parts, maintenance, installations, training, compliance support, software as a service, asset management, consulting and various other custom services to support the customers' laboratory operations. Custom services are tailored to meet the specific application needs of various industries and to keep instruments fully operational and compliant with the respective industry requirements.

A significant portion of the segments' expenses arises from shared services and infrastructure that we have historically provided to the segments in order to realize economies of scale and to efficiently use resources. These expenses, collectively called corporate charges, include legal, accounting, tax, real estate, insurance services, information technology services, treasury, order administration, other corporate infrastructure expenses, costs of centralized research and development and joint sales and marketing costs. Charges are allocated to the segments, and the allocations have been determined on a basis that we consider to be a reasonable reflection of the utilization of services provided to or benefits received by the segments. In addition, we do not allocate certain costs to the operating margin for each segment because management does not include this information in its measurement of the performance of the operating segments. Unallocated costs consist of asset impairments, amortization of acquisition-related intangible assets, acquisition and integration costs, changes in the fair value of acquisition-related contingent consideration, transformational initiatives expenses, restructuring and other related costs, business exit and divestiture costs and certain other charges. Transformational initiatives include expenses associated with targeted cost reduction activities such as manufacturing transfers, site consolidations, legal entity and other business reorganizations, in-sourcing or outsourcing of activities.

The performance of each segment is measured based on several metrics, including segment income from operations. These results are used, in part, by the chief operating decision maker in evaluating the performance of, and in allocating resources to, each of the segments.
The following tables reflect segment results under our management reporting system after excluding certain unallocated costs as noted in the reconciliations below:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Net Revenue:
Life Sciences and Applied Markets	$3,510	$3,630	$3,304
Diagnostics and Genomics	1,755	1,766	1,655
Agilent CrossLab	1,568	1,452	1,360
Total net revenue	$6,833	$6,848	$6,319

Income from Operations:
Life Sciences and Applied Markets	$1,049	$1,097	$909
Diagnostics and Genomics	363	390	381
Agilent CrossLab	463	370	323
Total reportable segment income from operations	1,875	1,857	1,613

Share-Based Compensation Expense:
Life Sciences and Applied Markets	$60	$62	$58
Diagnostics and Genomics	28	32	24
Agilent CrossLab	24	26	24
Unallocated share-based compensation expenses (1)	—	6	5
Total share-based compensation expense	$112	$126	$111

Depreciation Expense:
Life Sciences and Applied Markets	$58	$55	$57
Diagnostics and Genomics	45	43	42
Agilent CrossLab	25	22	23
Total depreciation expense	$128	$120	$122

(1) Share-based compensation expense amounts not allocated to the segments relate to accelerated share-based compensation expense from workforce reduction and from acquisition of businesses.

Segment assets include allocations of corporate assets, goodwill, net other intangibles and other assets. Unallocated assets primarily consist of cash, cash equivalents, prepaid expenses, long-term investments, deferred tax assets, right-of use assets and other assets.

The following table reflects segment assets and capital expenditures under our management reporting system.

	October 31,
	2023	2022
	(in millions)
Assets:
Life Sciences and Applied Markets	$3,161	$3,241
Diagnostics and Genomics	3,966	4,203
Agilent CrossLab	897	869
Total reportable segment assets	$8,024	$8,313

Capital Expenditures:
Life Sciences and Applied Markets	$64	$71
Diagnostics and Genomics	212	187
Agilent CrossLab	22	33
Total capital expenditures	$298	$291

Major Customers.    No customer represented 10 percent or more of our total net revenue in 2023, 2022 or 2021.

The following table reconciles reportable segments' income from operations to Agilent's total enterprise income before taxes:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Total reportable segments' income from operations	$1,875	$1,857	$1,613
Unallocated Costs
Amortization of intangible assets related to business combinations	(139)	(191)	(194)
Acquisition and integration costs	(16)	(25)	(41)
Transformational initiatives	(25)	(30)	(37)
Asset impairments	(277)	—	(2)
Business exit and divestiture costs	—	(7)	(5)
Change in fair value of contingent consideration	(1)	25	21
Restructuring and other related costs	(46)	—	—
Other	(21)	(11)	(8)
Total unallocated costs	(525)	(239)	(266)
Income from operations	1,350	1,618	1,347
Interest income	51	9	2
Interest expense	(95)	(84)	(81)
Other income (expense, net	33	(39)	92
Income before taxes	$1,339	$1,504	$1,360

The following table reconciles segment assets to Agilent's total assets:

	October 31,
	2023	2022
	(in millions)
Total reportable segments' assets	$8,024	$8,313
Cash and cash equivalents	1,590	1,053
Prepaid expenses	139	119
Long-term investments	164	195
Long-term and other receivables	127	134
Deferred tax assets	284	246
Right of use assets	154	150
Others	281	322
Total assets	$10,763	$10,532
The other category primarily includes over funded pension plans which are not allocated to the segments.

The following table presents summarized information for net revenue by geographic region. Revenues from external customers are generally attributed to countries based upon the customers' location.

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Net revenue:
United States	$2,410	$2,385	$2,159
China including Hong Kong	1,383	1,499	1,273
Rest of the world	3,040	2,964	2,887
Total net revenue	6,833	6,848	6,319

The following table presents summarized information for long-lived assets by geographic region. Long lived assets consist of property, plant, and equipment, right-of-use assets, long-term receivables and other long-term assets excluding intangible assets. The rest of the world primarily consists of Asia and the rest of Europe.

	October 31,
	2023	2022
	(in millions)
Long-lived Assets:
United States	$1,188	$1,080
Germany	192	151
Rest of World	471	492
Total Long-lived Assets	$1,851	$1,723